Net Loss per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Anti-Dilutive Securities Excluded from Computations of Diluted Weighted-Average Shares

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding for the periods presented, as they would be anti-dilutive:

	For the three and nine months ended
	September 30,
	2017	2018
Preferred warrants outstanding (number of common stock equivalents)	17	17
Common warrants outstanding	280,058	4,814,927
RSUs outstanding	12,030	360
Common options outstanding	82,810	114,641
Total anti-dilutive common share equivalents	374,915	4,929,945

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding for the periods presented, as they would be anti-dilutive:

	For the year ended
	December 31,
	2016	2017
Preferred warrants outstanding (number of common stock equivalents)	17	17
Common warrants outstanding	387,465	288,266
RSUs outstanding	5,808	12,030
Common options outstanding	29,888	81,642

Total anti-dilutive common share equivalents	423,178	381,958